SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Income and Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial income:
Foreign currency translation adjustments	$ 10		$ 43
Realized gain on marketable securities	326	689	28
Interest income and amortization/accretion of premium/discount on marketable securities	5	7	38
Dividend on equity marketable securities	160	216	260
Financial income	501	912	369
Financial expenses:
Other than temporary impairment of marketable securities			(336)
Bank charges	(28)	(33)	(45)
Foreign currency translation adjustments		(23)
Financial expense	(28)	(56)	(381)
Financial Inome (Expense), Net	$ 473	$ 856	$ (12)